Organization and description of business (Details) - $ / shares $ / shares in Thousands	Aug. 31, 2020	Sep. 20, 2019	Jun. 07, 2018	Nov. 15, 2011	Mar. 12, 2008	Dec. 31, 2025	Dec. 31, 2024	Jul. 28, 2011	Mar. 14, 2011	Mar. 12, 2010	Feb. 17, 2010
Organization and description of business
Fair value percentage of trust account					80.00%
Percentage of outstanding shares					30.00%
Redemption price per share											$ 8,000
Ordinary shares, shares outstanding						122,160,166	112,510,166			4,023,689
Discontinued operations disposed of by sale | Honesty Group
Organization and description of business
Ownership interest transferred				100.00%
Discontinued operations disposed of by means other than sale | Boca International Limited
Organization and description of business
Ownership interest transferred	51.00%		49.00%
Discontinued operations disposed of by means other than sale | Century Skyway Limited
Organization and description of business
Ownership interest transferred		51.00%	49.00%
Honesty Group
Organization and description of business
Percentage of voting interests acquired									100.00%
Guanke, Guanwei and Guancheng
Organization and description of business
Percentage ownership										100.00%
SGOCO Fujian
Organization and description of business
Percentage ownership								100.00%